Investments - Schedule of investments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025
Disclosure of Investments [Abstract]
Marketable securities	$ 30,569	$ 21,016
Equity securities of private companies	453	429
Funds	2,672	2,691
Investments, Total	$ 33,694	$ 24,136